Information by operating segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Sales revenues	$ 23,467	$ 22,979	$ 47,235	$ 49,750
Intersegments
Third parties	23,467	22,979	47,235	49,750
Cost of sales	(11,740)	(11,342)	(23,251)	(24,000)
Gross profit (loss)	11,727	11,637	23,984	25,750
Income (expenses)	(5,022)	(3,159)	(8,295)	(5,719)
Selling expenses	(1,268)	(1,200)	(2,601)	(2,421)
General and administrative expenses	(549)	(388)	(996)	(745)
Exploration costs	(174)	(191)	(309)	(348)
Research and development expenses	(193)	(172)	(376)	(326)
Other taxes	(948)	(329)	(1,088)	(529)
Impairment (losses) reversals, net	37	(401)	46	(404)
Other income and expenses, net	(1,927)	(478)	(2,971)	(946)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	6,705	8,478	15,689	20,031
Net finance income (expense)	(6,869)	(21)	(8,808)	(643)
Results of equity-accounted investments	(188)	(22)	(281)	13
Net income / (loss) before income taxes	(352)	8,435	6,600	19,401
Income taxes	27	(2,576)	(2,120)	(6,172)
Net income (loss) for the period	(325)	5,859	4,480	13,229
Attributable to:
Shareholders of Petrobras	(344)	5,828	4,438	13,169
Non-controlling interests	19	31	42	60
Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	15,668	14,722	31,745	30,452
Intersegments	15,591	14,490	31,565	29,940
Third parties	77	232	180	512
Cost of sales	(6,228)	(6,112)	(12,842)	(12,491)
Gross profit (loss)	9,440	8,610	18,903	17,961
Income (expenses)	(1,551)	(554)	(2,181)	(677)
Selling expenses		(5)	(1)	(12)
General and administrative expenses	(22)	(18)	(42)	(34)
Exploration costs	(174)	(191)	(309)	(348)
Research and development expenses	(149)	(127)	(288)	(251)
Other taxes	(809)	(336)	(829)	(354)
Impairment (losses) reversals, net		(31)	(4)	(18)
Other income and expenses, net	(397)	154	(708)	340
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,889	8,056	16,722	17,284
Net finance income (expense)
Results of equity-accounted investments	30	18	47	35
Net income / (loss) before income taxes	7,919	8,074	16,769	17,319
Income taxes	(2,682)	(2,740)	(5,687)	(5,878)
Net income (loss) for the period	5,237	5,334	11,082	11,441
Attributable to:
Shareholders of Petrobras	5,237	5,335	11,083	11,443
Non-controlling interests		(1)	(1)	(2)
Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	22,061	21,057	44,251	45,899
Intersegments	248	366	551	840
Third parties	21,813	20,691	43,700	45,059
Cost of sales	(20,557)	(19,328)	(40,540)	(41,196)
Gross profit (loss)	1,504	1,729	3,711	4,703
Income (expenses)	(701)	(1,151)	(1,537)	(2,329)
Selling expenses	(538)	(511)	(1,089)	(1,044)
General and administrative expenses	(92)	(84)	(176)	(162)
Exploration costs
Research and development expenses		(12)	(2)	(14)
Other taxes	(21)	105	(28)	(1)
Impairment (losses) reversals, net	37	(400)	37	(416)
Other income and expenses, net	(87)	(249)	(279)	(692)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	803	578	2,174	2,374
Net finance income (expense)
Results of equity-accounted investments	(251)	(69)	(381)	(55)
Net income / (loss) before income taxes	552	509	1,793	2,319
Income taxes	(273)	(197)	(739)	(808)
Net income (loss) for the period	279	312	1,054	1,511
Attributable to:
Shareholders of Petrobras	279	312	1,054	1,511
Non-controlling interests
Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,198	2,767	4,620	5,621
Intersegments	699	796	1,419	1,601
Third parties	1,499	1,971	3,201	4,020
Cost of sales	(1,096)	(1,626)	(2,273)	(3,093)
Gross profit (loss)	1,102	1,141	2,347	2,528
Income (expenses)	(867)	(765)	(1,756)	(1,544)
Selling expenses	(729)	(683)	(1,497)	(1,335)
General and administrative expenses	(35)	(17)	(63)	(32)
Exploration costs
Research and development expenses				(1)
Other taxes	(4)	(10)	(9)	(19)
Impairment (losses) reversals, net
Other income and expenses, net	(99)	(55)	(187)	(157)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	235	376	591	984
Net finance income (expense)
Results of equity-accounted investments	36	17	57	21
Net income / (loss) before income taxes	271	393	648	1,005
Income taxes	(80)	(127)	(200)	(333)
Net income (loss) for the period	191	266	448	672
Attributable to:
Shareholders of Petrobras	179	247	421	635
Non-controlling interests	12	19	27	37
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	80	87	158	163
Intersegments	2	2	4	4
Third parties	78	85	154	159
Cost of sales	(74)	(87)	(148)	(164)
Gross profit (loss)	6		10	(1)
Income (expenses)	(1,903)	(686)	(2,821)	(1,161)
Selling expenses	(1)	2	(14)	(22)
General and administrative expenses	(400)	(269)	(715)	(517)
Exploration costs
Research and development expenses	(44)	(33)	(86)	(60)
Other taxes	(114)	(88)	(222)	(155)
Impairment (losses) reversals, net		30	13	30
Other income and expenses, net	(1,344)	(328)	(1,797)	(437)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(1,897)	(686)	(2,811)	(1,162)
Net finance income (expense)	(6,869)	(21)	(8,808)	(643)
Results of equity-accounted investments	(3)	12	(4)	12
Net income / (loss) before income taxes	(8,769)	(695)	(11,623)	(1,793)
Income taxes	2,951	540	4,169	1,034
Net income (loss) for the period	(5,818)	(155)	(7,454)	(759)
Attributable to:
Shareholders of Petrobras	(5,825)	(168)	(7,470)	(784)
Non-controlling interests	7	13	16	25
Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(16,540)	(15,654)	(33,539)	(32,385)
Intersegments	(16,540)	(15,654)	(33,539)	(32,385)
Third parties
Cost of sales	16,215	15,811	32,552	32,944
Gross profit (loss)	(325)	157	(987)	559
Income (expenses)		(3)		(8)
Selling expenses		(3)		(8)
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals, net
Other income and expenses, net
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(325)	154	(987)	551
Net finance income (expense)
Results of equity-accounted investments
Net income / (loss) before income taxes	(325)	154	(987)	551
Income taxes	111	(52)	337	(187)
Net income (loss) for the period	(214)	102	(650)	364
Attributable to:
Shareholders of Petrobras	(214)	102	(650)	364
Non-controlling interests